OPERATING LEASES AS LESSOR - Additional Information (Details) - USD ($) $ in Thousands	Mar. 01, 2018	Apr. 03, 2013	Jun. 30, 2019
OPERATING LEASES AS LESSOR
Operating Leases, Future Minimum Payments Receivable			$ 17,760
Lessor Operating Lease Term Of Contracts	15 years	10 years